Provisions and Other Liabilities - Fair Value of Plans Assets relating to Pension Plans and Other Post-employment Plans (Detail)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value of plan assets [Line Items]
Percentage contributed to fair value of plan assets	100.00%	100.00%	100.00%
Securities quoted in an active market [Member]
Disclosure of fair value of plan assets [Line Items]
Percentage contributed to fair value of plan assets	98.00%	98.20%	97.00%
Cash and cash equivalents [Member]
Disclosure of fair value of plan assets [Line Items]
Percentage contributed to fair value of plan assets	2.20%	2.40%	2.70%
Equity instruments [Member]
Disclosure of fair value of plan assets [Line Items]
Percentage contributed to fair value of plan assets	25.20%	35.20%	35.60%
Bonds and similar instruments [Member]
Disclosure of fair value of plan assets [Line Items]
Percentage contributed to fair value of plan assets	64.10%	54.30%	52.80%
Real estate [Member]
Disclosure of fair value of plan assets [Line Items]
Percentage contributed to fair value of plan assets	3.30%	3.80%	3.50%
Derivatives [Member]
Disclosure of fair value of plan assets [Line Items]
Percentage contributed to fair value of plan assets	0.10%	(0.10%)	0.30%
Commodities [Member]
Disclosure of fair value of plan assets [Line Items]
Percentage contributed to fair value of plan assets	0.80%	1.30%	1.00%
Other assets [Member]
Disclosure of fair value of plan assets [Line Items]
Percentage contributed to fair value of plan assets	2.30%	1.30%	1.10%
Other securities [Member]
Disclosure of fair value of plan assets [Line Items]
Percentage contributed to fair value of plan assets	2.00%	1.80%	3.00%
Hedge funds [Member]
Disclosure of fair value of plan assets [Line Items]
Percentage contributed to fair value of plan assets	0.10%		1.50%
Insurance policies [Member]
Disclosure of fair value of plan assets [Line Items]
Percentage contributed to fair value of plan assets	1.90%	1.80%	1.50%